Leases - Lease Cost and Other Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease costs
Operating lease costs	$ 7,673	$ 7,576
Short-term lease costs	2,490	2,387
Sublease income	(1,126)	(1,197)
Total net lease cost	$ 9,037	$ 8,766
OperatingLeaseIncomeComprehensiveIncomeExtensibleListNotDisclosedFla	Operating lease income	Operating lease income
Operating lease income	$ 1,200	$ 1,012
Right-of-use assets related to new operating lease liabilities	3,268	3,476
Operating cash flows from operating leases	$ 7,808	$ 7,630
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Accrued interest and other assets	Accrued interest and other assets
Operating leases right-of-use assets (included in other assets on the balance sheets)	$ 33,445	$ 33,641
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Operating lease liabilities (included in other liabilities on the balance sheets)	$ 33,014	$ 32,965
Weighted average remaining lease term for operating leases (in years)	9 years 6 months 7 days	9 years 2 months 26 days
Weighted average discount rate for operating leases	5.60%	5.40%